Labor obligations	12 Months Ended
Dec. 31, 2020
Labor obligations
Labor obligations

17.          Labor obligations

a.         Defined contribution plans

The Company offers defined contribution plans for all employees who qualify. The plan assets are kept separate from the Company’s assets in funds kept in a trust under the control of trustees. If the employee leaves the plan before fully vesting, the trust will pay the employee up to 50% as of the fifth year in which he or she adhered to such plan and increase by 10% each year until reaching 100%.

The total contributions to these plans based on the specific rates in the plan amounted to Ps.894, Ps.967,  and Ps.1,454 in 2020, 2019 and 2018, respectively. A total of Ps.175, Ps.133 and Ps.541 in 2020, 2019 and 2018, respectively, is pending of payment to the trust.

b.         Defined benefit plans

This liability for employees derives from a pension plan, seniority premiums benefits and termination benefits.

Seniority premiums consist of a single payment equal to 12 days’ salary for each year of service based on the employee’s most recent salary, but without exceeding twice the current minimum wage established by law and the payments for the pension plan consist of an equivalent of 20 days for each year worked and 90 days based on the pensionable salary determined on actuarial calculations performed by external actuaries, using the projected unit credit.

As of December 2011, the pension plan was modified, establishing an early retirement from age 60 for all employees with at least 10 years of service to the Company.

The Mexican plans normally expose the Company to actuarial risks such as: investment risk, interest rate risk, longevity risk and salary risk.

Investment risk

The present value of the defined benefit plan obligations is calculated using a discount rate that is determined by long-term government bond yields. To select the discount rate, the yield rate of the bond is considered, which is similar to the duration of the obligations of the Company’s labor liabilities. The average days on which benefit payments are due and not the days that the bonus is due to expire are taken in to account, which means that the discount rate depends on the expectation of the flow of payments of the benefits plan.

Interest risk	A decrease in the interest rate of the bonds may increase the liabilities of the plan, however, this is partially offset by an increase in the plan’s debt investment performance.

Longevity risk

The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the plan’s liability.

Salary risk

The present value of the defined benefit plan liability is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the plan’s liability.

There are no additional retirement benefit plans for qualifying employees.

The actuarial calculation of the defined benefit obligation was calculated as of December 31, 2020, 2019 and 2018 by actuaries certified by the National School of Actuaries (Colegio Nacional de Actuarios de México). The present value of the defined benefit obligation, and the related current service cost and past service cost, were measured using the projected unit credit method.

The principal assumptions used for the purposes of the actuarial valuations are as follows:

	Year ended December 31,
	2020	2019	2018
Discount rate (see note 5 a.)	7.40%	8.00%	9.00%
Expected rate of salary increase	5.80%	5.80%	5.80%
Average longevity at retirement age for current pensioners (years)	12	14	13
Inflation	4.00%	5.00%	4.00%

The amounts recognized in the consolidated statement of income and other comprehensive income in respect of these defined benefit plans are as follows:

	Year ended December 31,
	2020		2019		2018
Service cost:
Current service cost	Ps.	8,276	Ps.	7,465	Ps.	7,467
Net interest expense		8,490		7,156		7,677
Reductions and liquidations advance		(9,131)		—		—
Components of defined benefit costs recognized in profit or loss		7,635		14,621		15,144
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		2,653		(161)		(10,131)
Actuarial gains and losses arising from experience adjustments		10,386		12,995		(14,042)
Components of defined benefit costs recognized in other comprehensive income (loss)		13,039		12,834		(24,173)
Total	Ps.	20,674	Ps.	27,455	Ps.	(9,029)

The current service cost and the net interest expense are included in the employee benefits expense in the consolidated statement of income and in other comprehensive income.

The remeasurement of the net defined benefit liability is included in other comprehensive income.

The amount included in the consolidated statement of financial position arising from the Company’s obligation in respect of its defined benefit plans is as follows:

	December 31,
	2020		2019		2018
Present value of defined benefit obligations	Ps.	115,691	Ps.	106,160	Ps.	79,905

Movements in the present value of the defined benefit obligation in the current year are as follows:

	December 31,
	2020		2019		2018
Present value of defined benefit obligation as of January 1,	Ps.	106,160	Ps.	79,905	Ps.	127,479
Current service cost		8,276		7,465		7,467
Interest cost		8,490		7,156		7,677
Reductions and Liquidations advance		(9,131)		—		—
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions		2,653		(161)		(10,131)
Actuarial gains and losses arising from experience adjustments		10,386		12,995		(14,042)
Benefits paid		(11,143)		(1,200)		(38,545)
Present value of defined benefit obligation	Ps.	115,691	Ps.	106,160	Ps.	79,905

Significant actuarial assumptions for the determination of the defined obligation are discount rate, expected salary increase and mortality. The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

•If the discount rate increases (decreases) by 1%, the defined benefit obligation would decrease to Ps.17,706 (increase by Ps.10,053).

•If the expected salary growth increases (decreases) by 1%, the defined benefit obligation would increase to Ps. 15,962 (decrease by Ps. 16,177).

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

Furthermore, in presenting the above sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognized in the consolidated statement of financial position.

There was no change in the methods and assumptions used in preparing the sensitivity analysis from prior years.

There was no change in the process followed by the Company to manage its risks from prior periods.

The average duration period of the benefit obligation as of December 31, 2020 is 11.78 years (2019: 13.97 years and 2018: 16.75 years).

Expected cash flows from pension plans and seniority premium benefits for the next 10 years are as follows:

			Seniority premium
Year	Pensions plan		benefits		Total
2021	Ps.	—	Ps.	845	Ps.	845
2022		—		961		961
2023		551		1,179		1,730
2024		9,837		1,420		11,257
From 2025 and subsequently		43,161		14,016		57,177
Total	Ps.	53,549	Ps.	18,421	Ps.	71,970